Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Estimated Allowance and Liability for Appeals - RAC Contract
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 934	[1]	$ 101	[1]	$ 0
Additions Charged against Revenue	8,589		1,743		101
Appeals found in Providers Favor	(3,946)		(910)		0
Balance at End of Period	5,577	[1]	934	[1]	101	[1]
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	77		45		221
Additions Charged against Revenue	0		28		37
Recoveries	2		14		0
Charge-offs	(14)		(10)		(213)
Balance at End of Period	$ 65		$ 77		$ 45

[1]	Includes $1,199, $484 and $101 related to the estimated allowance for appeals that apply to uncollected accounts receivable as of 2012, 2011 and 2010, respectively.